Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16.
COMMITMENT AND CONTINGENCIES

Commitment for cloud services

Future minimum payments under non-cancelable agreements for cloud services consist of the following as of December 31, 2022.

	Total	Less than 1 Year	1-3 Years	More than 3 Years
Purchase obligations	29,313	29,313	—	—

Capital commitment

As of December 31, 2022, commitments for the purchase of fixed assets are immaterial.

Litigation and investigation

The Staff of the Division of Enforcement of the SEC conducted an investigation relating to the Group’s disclosures for fiscal year 2015 regarding its relationship with one of its advertising business partners. The SEC investigation also relates to Rule 10b5-1 trading plans entered into by certain current and former officers and directors of the Group and sales of the Group’s ADS under those plans in 2015 and 2016. On September 21, 2022, the Group’s Chairman of the Board and Chief Executive Officer, Mr. Sheng Fu, reached a resolution with the SEC, the Group were not a party to the settlement. The SEC investigation is now closed, the Group has been informed that SEC had concluded its investigation with respect to the Group and did not intend to recommend an enforcement action.

Except for the investigation mentioned above, the Group is involved in several proceedings as of December 31, 2022 which are either immaterial, or the Group does not believe that a reasonable possibility of loss has been incurred as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Group believes that such matters, individually and in the aggregate, when finally resolved, are reasonably likely not to have a material adverse effect on the Group’s consolidated results of operations, financial position and cash flows.